Financial Instruments And Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended						3 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Dec. 29, 2012	Dec. 29, 2012 2010 Swaps Securities	Sep. 29, 2012 2010 Swaps Agreement	Dec. 29, 2012 Two Thousand Ten Swap Part One	Dec. 29, 2012 Two Thousand Ten Swap Part Two	Sep. 29, 2012 2010 Swap Agreement One	Sep. 29, 2012 2010 Swap Agreement Two
Derivative [Line Items]
Number of interest rate swaps						2	2
Variable rate term loan, amount outstanding						$ 1,000,000,000	$ 1,000,000,000
Notional amount of swap agreement								500,000,000	500,000,000	500,000,000	500,000,000
Term of fixed interest rate								3 years	3 years	3 years	3 years
Derivative instrument fixed interest rate								0.8925%	1.0235%	0.8925%	1.0235%
Derivative maturity date								Nov. 01, 2013	Nov. 01, 2013	Nov. 01, 2013	Nov. 01, 2013
Property, plant, and equipment carrying amount before impairment	1,229,000,000	1,219,000,000	1,285,000,000	1,165,000,000
Property, plant, and equipment fair value	1,227,000,000	1,216,000,000	1,250,000,000	1,146,000,000	1,223,000,000
Property, plant, and equipment, Impairment Loss	2,000,000	3,000,000	35,000,000	19,000,000
Definite lived intangible assets carrying value	860,000,000
Definite lived intangible assets	843,000,000	737,000,000			758,000,000
Definite lived intangible assets, impairment loss	17,000,000	(17,000,000)
Fair value of investments exceeding book value		80,000,000	159,000,000
Redeemable shares		23,000,000	16,000,000
Goodwill impairment charge			165,000,000
Recognized impairment charge on property, plant, and equipment and fair value		$ 20,000,000